TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Growth Portfolio (the “funds”)

The Board of Trustees has approved reorganizations pursuant to which the assets of each of the funds listed below under “Target Fund” (each a “Target Fund”), each a series of Transamerica Funds, would be acquired, and its liabilities would be assumed, by the corresponding fund listed below under “Destination Fund” (each, a “Destination Fund”), each a series of Transamerica Funds, in exchange for shares of the applicable Destination Fund.

The reorganizations do not require shareholder approval but are subject to the satisfaction of certain closing conditions. If the closing conditions are satisfied, the reorganizations are expected to occur on or about June 20, 2025.

Target Fund	Destination Fund
Transamerica ClearTrack® Retirement Income Transamerica ClearTrack® 2025	Transamerica Asset Allocation – Conservative Portfolio

Transamerica ClearTrack® 2030	Transamerica Asset Allocation – Moderate Portfolio
Transamerica ClearTrack® 2035 Transamerica ClearTrack® 2040	Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica ClearTrack® 2045 Transamerica ClearTrack® 2050	Transamerica Asset Allocation – Growth Portfolio

Effective and contingent upon the closing of the reorganizations, the management fee schedule and expense limitation arrangement of each Destination Fund and the List and Description of Certain Underlying Funds in the Destination Funds’ Prospectus will be revised as described herein.

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MANAGEMENT FEES:

Effective and contingent upon the closing of the reorganizations, each Destination Fund will lower its management fee schedule as set forth below and the following changes will be made to the Destination Funds’ Prospectus, Summary Prospectuses and Statement of Additional Information.

Transamerica Asset Management, Inc. (“TAM”), each Destination Fund’s investment manager, will receive compensation from each Destination Fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of each Destination Fund’s average daily net assets) indicated below:

First $1 billion	0.10%
Over $1 billion up to $2.5 billion	0.0975%
Over $2.5 billion up to $4 billion	0.090%
Over $4 billion up to $9 billion	0.080%
In excess of $9 billion	0.0725%

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Effective and contingent upon the closing of the reorganizations, the following information will be added alphabetically to the table contained in the “Recent Management Fee Changes” sub-section of the Prospectus under the heading “Shareholder Information - Investment Manager”:

Fund Name	Management Fees
	Current	Prior

Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Moderate

Portfolio

Transamerica Asset Allocation – Moderate

Growth Portfolio

Transamerica Asset Allocation – Growth

Portfolio

0.10% of the first $1 billion 0.0975% over $1 billion up to $2.5 billion 0.090% over $2.5 billion up to $4 billion 0.080% over $4 billion up to $9 billion 0.0725% in excess of $9 billion

0.104% of the first $1 billion

0.0975% over $1 billion up to $3 billion

0.0925% over $3 billion up to $5 billion

0.085% over $5 billion up to $7 billion

0.080% over $7 billion up to $9 billion

0.0725% in excess of $9 billion

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Effective and contingent upon the closing of the reorganizations, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets

Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Growth Portfolio

0.10% of the first $1 billion 0.0975% over $1 billion up to $2.5 billion 0.090% over $2.5 billion up to $4 billion 0.080% over $4 billion up to $9 billion 0.0725% in excess of $9 billion

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LIST AND DESCRIPTION OF CERTAIN UNDERLYING FUNDS

Effective and contingent upon the closing of the reorganizations, the table in the “List and Description of Certain Underlying Funds” section of the Prospectus is replaced as follows:

Fund Name	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio

Transamerica Bond	X	X	X	X

Transamerica Capital Growth	X	X	X	X

Transamerica Core Bond	X		X	X

Transamerica Emerging Markets Debt	X	X	X	X

Transamerica Emerging Markets Equity	X	X	X	X

Transamerica Energy Infrastructure	X	X	X	X

Transamerica Floating Rate	X		X	X

Transamerica Government Money Market	X	X	X	X

Transamerica High Yield Bond	X	X	X	X

Transamerica High Yield Muni	X		X	X

Transamerica Inflation Opportunities	X		X	X

Transamerica Intermediate Muni	X		X	X

Transamerica International Equity	X	X	X	X

Transamerica International Focus	X	X	X	X

Transamerica International Small Cap Value	X	X	X	X

Transamerica International Stock	X	X	X	X

Transamerica Large Cap Value	X	X	X	X

Transamerica Long Credit	X		X	X

Transamerica Mid Cap Growth	X	X	X	X

Transamerica Mid Cap Value Opportunities	X	X	X	X

Transamerica Short-Term Bond	X		X	X

Transamerica Small Cap Growth	X	X	X	X

Transamerica Small Cap Value	X	X	X	X

Transamerica Small/Mid Cap Value	X	X	X	X

Transamerica Strategic Income	X	X	X	X

Transamerica Sustainable Equity Income	X	X	X	X

Transamerica US Growth	X	X	X	X

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EXPENSE LIMITATION:

Effective and contingent upon the closing of the reorganizations, the following information will replace the corresponding information in the Statement of Additional Information in the table following the heading “Expense Limitation” with respect to each applicable Destination Fund:

Fund	Expense Cap					Expiration Date of Expense Cap
	Class A	Class C	Class I	Class R	Class R3

Transamerica Asset Allocation – Conservative Portfolio	0.52%	1.31%	0.30%[1]	0.77%	0.35%	March 1, 2027

Transamerica Asset Allocation – Moderate Portfolio	0.52%	1.31%	0.29%[1]	0.76%	0.35%	March 1, 2027

Transamerica Asset Allocation – Moderate Growth Portfolio	0.52%	1.32%	0.29%[1]	0.76%	0.30%	March 1, 2027

Transamerica Asset Allocation – Growth Portfolio	0.55%	1.35%	0.30%[1]	0.78%	0.24%	March 1, 2027

1 TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.

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Investors Should Retain this Supplement for Future Reference

May 7, 2025